Note 18 - Contingencies	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Contingencies Disclosure [Text Block]
18.	CONTINGENCIES

Legal Proceeding

The Company is involved in the litigation matter relating to its civil contract, as detailed below. While there exists two
different possibilities of this litigation, the Company cannot make any assurances regarding the eventual resolution of this matter.

Taiwan Fertilizer Co., Ltd. v. O
2
Micro Electronics, Inc. (“
O
2
Micro-Taiwan”)
Taiwan Fertilizer Co., Ltd. filed a civil lawsuit for breach of Residential Lease Contract in Taipei District Court against O
2
Micro-Taiwan, requesting O
2
Micro-Taiwan to pay compensatory damages. This lawsuit was accepted by Taipei District Court of Taiwan and the first
trail session executed at
October 8, 2019.
Two hearings have been held and the
3rd
trail session is due to date of
February 13, 2020.
This case is still proceeding. The Company has accrued its best estimate for the ultimate resolution of the matter.

The Company, as a normal course of business, is a party to litigation matters, legal proceedings, and claims. These actions may
be in various jurisdictions and
may
involve patent protection and/or infringement. The Company continuously evaluates these contingencies to determine the provision of accruals, when relevant information becomes available. As of
December 31, 2019,
the accrued liability for estimated loss contingencies that we believe are probable and for which a reasonable estimate can be made was
$93,000,
recorded in accrued expenses and other current liabilities.
No
provision for any litigation has been provided as of
December 31, 2018.